Loss per share (Details) - Schedule of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Numerator:
Net loss	$ (14,204)	$ (23,568)
Net loss attributable to ordinary shareholders of the Company for computing basic and diluted net loss per share	$ (14,204)	$ (23,568)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted net loss per share (in Shares)	291,887,614	283,008,578
Basic and diluted net loss per ordinary share (in Dollars per share)	$ (0.05)	$ (0.08)